Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
ASSETS
Cash and due from banks	$ 5,280	$ 4,969	[1]	$ 6,181
Interest-bearing deposits	6,343	15,330	[1]	14,784
Certificates of deposit	4,464	5,735	[1]
Federal funds sold	460	271	[1]	119
Securities available-for-sale, at fair value	52,563	54,090	[1]	42,604
Securities available-for-sale including certificate of deposit, at fair value		59,825		42,604
Restricted securities	2,209	2,731	[1]	2,430
Loans receivable, net of allowance for loan losses	364,822	343,323	[1]	295,242
Loans held for sale	481	270	[1]
Premises and equipment, net	11,021	11,646	[1]	11,882
Accrued interest receivable	1,241	1,318	[1]	1,197
Other real estate owned, net	2,764	1,870	[1]	2,791
Bank owned life insurance	9,792	7,595	[1]	7,348
Goodwill	2,808	2,808	[1]	2,808
Mortgage servicing rights	590	658	[1]	596
Other assets	3,436	3,682	[1]	2,504
Total assets	468,274	456,296	[1]	390,486
LIABILITIES
Noninterest-bearing deposits	74,615	65,842	[1]	63,308
Savings and interest-bearing demand deposits	175,448	166,628	[1]	122,502
Time deposits	127,912	127,388	[1]	121,775
Total deposits	377,975	359,858	[1]	307,585
Securities sold under repurchase agreements	12,984	7,161	[1]	6,012
Federal Home Loan Bank advances	25,000	40,000	[1]	35,000
Subordinated debt, net of issuance costs	6,856	6,844	[1]
Other liabilities	3,511	2,864	[1]	2,651
Total liabilities	426,326	416,727	[1]	351,248
SHAREHOLDERS' EQUITY
Common stock, value	23,874	23,874	[1]	24,089
Additional paid-in capital	2,828	2,812	[1]	2,777
Retained earnings	15,623	13,659	[1]	13,293
Accumulated other comprehensive loss, net	(377)	(776)	[1]	(921)
Total shareholders' equity	41,948	39,569	[1]	39,238
Total liabilities and shareholders' equity	$ 468,274	$ 456,296	[1]	$ 390,486

[1]	Derived from Audited December 31, 2015 Financial Statements